SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Supplementary Consolidated Balance Sheets Information [Abstract]
Schedule of other current assets

	June 30, 2022	December 31, 2021

Governmental authorities	$4,522	$3,727
Prepaid expenses	8,905	5,857
Deferred charges	5,144	1,600
Advance payments to suppliers	2,074	1,279
Other	1,813	2,144

	$22,458	$14,607